Equity Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended																						12 Months Ended				12 Months Ended								0 Months Ended	9 Months Ended		0 Months Ended	12 Months Ended							9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Phantom Shares [Member] M	Dec. 31, 2010 Phantom Shares [Member]	Dec. 31, 2009 Phantom Shares [Member]	Dec. 31, 2011 Phantom Shares [Member] General And Administrative Expense [Member]	Dec. 31, 2010 Phantom Shares [Member] General And Administrative Expense [Member]	Dec. 31, 2009 Phantom Shares [Member] General And Administrative Expense [Member]	Dec. 31, 2011 Restricted Stock [Member] Y	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member] General And Administrative Expense [Member]	Dec. 31, 2010 Restricted Stock [Member] General And Administrative Expense [Member]	Dec. 31, 2009 Restricted Stock [Member] General And Administrative Expense [Member]	Dec. 31, 2011 LTIP Units [Member] Y	Dec. 31, 2010 LTIP Units [Member]	Dec. 31, 2009 LTIP Units [Member]	Dec. 31, 2011 LTIP Units [Member] General And Administrative Expense [Member]	Dec. 31, 2010 LTIP Units [Member] General And Administrative Expense [Member]	Dec. 31, 2009 LTIP Units [Member] General And Administrative Expense [Member]	Dec. 31, 2011 OP Units [Member]	Dec. 31, 2010 OP Units [Member]	Dec. 31, 2009 OP Units [Member]	Oct. 05, 2006 OP Units [Member]	Dec. 31, 2011 Stock Option [Member] Y	Dec. 31, 2010 Stock Option [Member]	Dec. 31, 2009 Stock Option [Member]	Oct. 05, 2006 Stock Option [Member]	Dec. 31, 2010 Multi Year Outperformance Program[Member]	Dec. 31, 2009 Multi Year Outperformance Program[Member]	Dec. 31, 2011 Multi Year Outperformance Program[Member] General And Administrative Expense [Member]	Dec. 31, 2010 Multi Year Outperformance Program[Member] General And Administrative Expense [Member]	Dec. 13, 2006 2006 Outperformance Program [Member]	Dec. 31, 2009 2006 Outperformance Program [Member]	Dec. 31, 2006 2006 Outperformance Program [Member]	Dec. 31, 2009 2006 Outperformance Program [Member] General And Administrative Expense [Member]	Oct. 05, 2006 Independent Director Option Plan [Member]	Oct. 05, 2006 Independent Director Option Plan [Member]	Oct. 05, 2006 Employee Option Plan [Member]	Oct. 10, 2006 Long Term Incentive Plans [Member]	Dec. 31, 2011 Senior Executive [Member] LTIP Units [Member]	Dec. 31, 2010 Senior Executive [Member] LTIP Units [Member]	Dec. 31, 2011 Number Of Senior Executives 1 [Member]	Dec. 31, 2010 Number Of Senior Executives 1 [Member] LTIP Units [Member]	Dec. 31, 2011 Number Of Senior Executives 2 [Member]	Dec. 31, 2010 Number Of Senior Executives 2 [Member]	Dec. 31, 2011 Number Of Senior Executives 2 [Member] LTIP Units [Member]	Oct. 05, 2006 Director [Member]	Dec. 31, 2011 Minimum [Member] LTIP Units [Member]	Dec. 31, 2010 Minimum [Member] LTIP Units [Member]	Dec. 13, 2006 Minimum [Member] 2006 Outperformance Program [Member]	Dec. 31, 2011 Maximum [Member] LTIP Units [Member]	Dec. 31, 2010 Maximum [Member] LTIP Units [Member]	Dec. 13, 2006 Maximum [Member] 2006 Outperformance Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares of common stock	245,943,100	222,946,676			46,054	17,390	15,970				119,984	84,887	65,490																													23,000,000								5,000
Common stock shares authorized maximum option per employee on annual basis																																										2,000,000
Allocated share-based compensation expense								$ 0.3	$ 0.3	$ 0.3				$ 0.7	$ 0.6	$ 0.7											$ 0.6	$ 0.6	$ 1.0							$ 2.1
Unrecognized portion of amortization expense					0.1						1.2						3.4										0.8
Remaining period to recognize unrecognized amortization expense					6.0						2.3						3.1										2.4
Phantom shares outstanding					120,895	112,324	75,562
Stock vesting period, minimum (in years)											four																four																								four	three
Stock vesting period, maximum (in years)											five																five										two			four	three													five	four
Fair value of shares granted																			1.5																2.9											3.0			3.0
Fair value of phantom shares vested					0.3	0.3	0.3
Fair value of restricted shares vested											0.6	0.4	0.6
Fair value of LTIP units vested																							4.6	0.4	3.8
LTIP Units granted																			400,000																								600,000	600,000
Shares purchased from grant of non-qualified stock options																																																		10,000
Volatility factor																			48.00%																16.31%
Volatility factors ranging, minimum	48.18%	53.18%	42.96%																																										67.00%	61.00%
Volatility factors ranging, maximum	64.51%	55.90%	51.55%																																										71.00%	62.00%
Risk-free interest rate																			1.79%																4.62%
Risk-free interest rate, minimum	0.97%	1.82%	1.90%																																												0.85%	2.39%
Risk-free interest rate, maximum	2.55%	2.81%	2.80%																																												2.18%	2.55%
LTIP vesting period (years)																			four
Percentage of LTIP units vested annually																			25.00%
LTIPs, converted to OP units																	100,000	300,000	200,000
LTIP Units outstanding	1,900,000	1,600,000	1,300,000
Share-based compensation expenses																				2.9	2.9	4.6											0.1	0.5				1.4																		40.0
Share-based compensation expenses due to change in estimated forfeiture rate																		0.9
Stock option expiration period (in years)																											10
Issued common stock upon the exercise of options																											50,000
Maximum amount of shares can be granted			10
Share-based compensation, grant date fair value of the awards granted																															$ 1.6
Percentage of absolute compound annual total stockholder return																																																					10.00%			110.00%
Size of the pool for the initial program of the outperformance amount (in percentage)																																			10.00%
Exercise price for the Employee Options	$ 6.48	$ 6.65	$ 7.11	$ 9.61																										$ 11.00																				$ 12.00
Shares authorized and reserved for issuance under the Employee Option Plan																										1,000,000
Shares to be issued in our first continuous public offering																																																		200,000
Percentage of options will vest upon grant date																																																		20.00%
Percentage of options will vest upon after grant date in each year																																																		20.00%
Percentage of shares should be vest upon second anniversary																																																		100.00%
Performance period, years																																3					3
Employee options term from grant date, years																																							10		5
Employee options Term from listing date, years																																									5